Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at the beginning of the year	$ 0	$ 0	$ 0
Additions for tax positions of prior years	70,341	0	0
Unrecognized tax benefits at the end of the year	70,341	0	0
Interest and penalties accrued	$ 1,700	$ 0	$ 0